Myriad Dynamic Asset Allocation ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 63.4%	Shares	Value
Application Software – 4.7%
Microsoft Corp.	36,853	$17,822,848

Automobile & Truck Parts and Equipment – Original Equipment – 1.2%
Contemporary Amperex Technology Co. Ltd. - ADR	292,686	4,718,098

Automobile – Cars and Light Trucks – 0.7%
BYD Co. Ltd. - ADR	228,000	2,761,080

Building Production – Cement & Aggregates - 1.8%
Martin Marietta Materials, Inc.	5,404	3,364,855
Vulcan Materials Co.	11,321	3,228,975
		6,593,830

Building – Residential & Commercial - 1.3%
DR Horton, Inc.	12,222	1,760,335
Lennar Corp. - Class A	14,696	1,510,749
PulteGroup, Inc.	15,163	1,778,013
		5,049,097

Commercial Banks – Non-U.S. – 1.2%
NU Holdings Ltd. - Class A (a)	281,842	4,718,035

Diversified Banking Institutions – 6.6%
Bank of America Corp.	69,194	3,805,670
Citigroup, Inc.	30,542	3,563,946
Goldman Sachs Group, Inc.	5,719	5,027,001
JPMorgan Chase & Co.	23,815	7,673,669
Morgan Stanley	28,520	5,063,156
		25,133,442

Diversified Minerals – 0.3%
MP Materials Corp. (a)	24,329	1,229,101

E-Commerce and Products – 8.5%
Alibaba Group Holding Ltd. - ADR	55,606	8,150,728
Amazon.com, Inc. (a)	68,309	15,767,083
PDD Holdings, Inc. - ADR (a)	35,106	3,980,669
Sea Ltd. - ADR (a)	32,773	4,180,852
		32,079,332

E-Commerce and Services– 0.5%
Uber Technologies, Inc. (a)	22,454	1,834,716

Electric – Generation – 0.4%
Constellation Energy Corp.	4,115	1,453,706

Electric – Integrated – 0.4%
NextEra Energy, Inc.	18,192	1,460,454

Electronic Components - Semiconductors – 8.5%
Advanced Micro Devices, Inc. (a)	8,813	1,887,392
Broadcom, Inc.	23,670	8,192,187
Micron Technology, Inc.	11,666	3,329,593
NVIDIA Corp.	100,214	18,689,911
		32,099,083

Electronic Marketing and Information Services – 0.4%
AppLovin Corp. - Class A (a)	2,362	1,591,563

Entertainment Software – 0.4%
NetEase, Inc. - ADR	10,696	1,471,984

Finance – Investment Banking and Brokerage – 0.4%
Futu Holdings Ltd. - ADR (a)	8,660	1,422,059

Gold Mining – 1.2%
Zijin Mining Group Co. Ltd. - ADR	50,507	4,611,289

Internet Content and Entertainment – 2.5%
Meta Platforms, Inc. - Class A	14,219	9,385,820

Internet Content, Information, and News – 3.3%
Tencent Holdings Ltd. - ADR	161,674	12,376,145

Investment Management and Advisory Services – 0.4%
Blackrock, Inc.	1,249	1,336,855

Machinery – Construction & Mining – 0.9%
Caterpillar, Inc.	5,942	3,403,993

Machinery – Electric Utilities – 1.6%
GE Vernova, Inc.	3,033	1,982,278
Siemens Energy AG - ADR (a)	27,730	3,886,359
		5,868,637

Machinery – Farm – 0.4%
Deere & Co.	3,407	1,586,197

Metal – Copper – 1.7%
Freeport-McMoRan, Inc.	127,547	6,478,112

Metal –Diversified - 0.8%
Teck Resources Ltd. - Class B	64,347	3,081,578

Non-Ferrous Metals – 0.9%
Cameco Corp.	36,434	3,333,347

Platinum- 0.8%
Anglo American PLC - ADR	142,356	2,945,345

Power Conversion and Supply Equipment – 0.8%
Eaton Corp. PLC	9,557	3,044,000

Semiconductor Components – Integrated Circuits – 2.8%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	35,195	10,695,408

Semiconductor Equipment – 1.1%
ASML Holding NV	1,893	2,025,245
Lam Research Corp.	12,760	2,184,257
		4,209,502

Super-Regional Banks – 0.7%
Wells Fargo & Co.	26,749	2,493,007

Web Portals and Internet Service Providers- 5.1%
Alphabet, Inc. - Class A	54,687	17,117,031
Baidu, Inc. - ADR (a)	17,556	2,293,867
		19,410,898

Wireless Equipment - 1.1%
Xiaomi Corp. - ADR (a)	166,522	4,194,689
TOTAL COMMON STOCKS (Cost $238,625,052)		239,893,250

EXCHANGE TRADED FUNDS - 31.8%	Shares	Value
iShares Core MSCI Emerging Markets ETF	512,235	34,432,437
iShares Gold Trust Micro (a)	893,246	38,400,646
iShares MSCI Emerging Markets ex China ETF	478,308	34,763,425
State Street Health Care Select Sector SPDR ETF	22,494	3,482,071
State Street SPDR S&P Biotech ETF	39,864	4,860,617
Vanguard Russell 2000 ETF	43,100	4,289,312
TOTAL EXCHANGE TRADED FUNDS (Cost $116,260,858)		120,228,508

SHORT-TERM INVESTMENTS - 1.0%	Shares	Value
Money Market Funds – 1.0%
First American Government Obligations Fund - Class X, 3.67% (b)	3,834,426	3,834,426
TOTAL SHORT-TERM INVESTMENTS (Cost $3,834,426)		3,834,426

TOTAL INVESTMENTS - 96.2% (Cost $358,720,336)		363,956,184
Other Assets in Excess of Liabilities - 3.8%		14,266,111
TOTAL NET ASSETS - 100.0%		$378,222,295

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
ETF – Exchange Traded Fund
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Myriad Dynamic Asset Allocation ETF
Schedule of Open Futures Contracts
December 31, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
LONG FUTURES CONTRACTS
3-Month Secured Overnight Financing Rate	1,500	03/16/2027	$363,337,500	$(107,385)
3-Month Secured Overnight Financing Rate	6,000	03/14/2028	1,451,175,000	(1,369,310)
AUD/USD Cross Currency Rate	989	03/16/2026	65,995,970	481,043
Brazilian Real/US Dollar Cross Currency Rate	2,264	01/30/2026	40,933,120	554,433
Euro/US Dollar Cross Currency Rate	130	03/16/2026	19,142,500	133,559
Mexican Peso/US Dollar Cross Currency Rate	1,554	03/16/2026	42,828,240	686,464
Net Unrealized Appreciation (Depreciation)		–	$–	$378,804

As of December 31, 2025, the Fund had a liability recorded in the amount of $1,781,810 related to the daily variation margin for the open futures contracts listed above.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Myriad Dynamic Asset Allocation ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$239,893,250	$–	$–	$239,893,250
Exchange Traded Funds	120,228,508	–	–	120,228,508
Money Market Funds	3,834,426	–	–	3,834,426
Total Investments	$363,956,184	$–	$–	$363,956,184

Other Financial Instruments:
Futures Contracts*	$378,804	$–	$–	$378,804
Total Other Financial Instruments	$378,804	$–	$–	$378,804

* The fair value of the Fund's investment in open futures contracts represents the unrealized appreciation (depreciation) as of December 31, 2025.

During the period ended December 31, 2025, the Funds did not hold any Level 3 securities, nor were any transfers into or out of Level 3. Refer to the Schedule of Investments and Schedule of Open Futures Contracts for further information on the classifications of investments.